Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Liabilities
7.	Accrued Liabilities

As of December 31, 2017, the amount of $9,985 in the consolidated balance sheet, includes the NBG loan accrued interest of $8,189 (Note 9). The balance amount of $1,796 relates to operating accruals.